FINANCING RECEIVABLES, NET - Activities in the provision for credit losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Provision for credit losses
Beginning balance		¥ (174,826)	¥ (47,667)	¥ (333)
Provisions	$ (94,043)	(611,869)	(236,611)	(68,287)
Charge-offs		444,242	114,698	22,762
Recoveries from prior charge-offs		(27,743)	(5,246)	(1,809)
Ending balance		(370,196)	(174,826)	¥ (47,667)
Allowance for credit losses
Allowance for credit losses, collectively evaluated for impairment		370,200	174,800
Allowance for credit losses, individually evaluated for impairment		¥ 444,200	¥ 114,700